Amounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Schedule of Amounts Receivable

	December 31, 2023	December 31, 2022	December 31, 2021
Accounts receivable	$1,403,781	$4,207,739	$703,140
GST receivable	46,642	71,284	-
Interest receivable	44,339	52,538	-
Due from related parties	35,295	3,913	4,173
Other	63,288	2,351	2,492
	$1,593,345	$4,337,825	$709,805